Investment Objectives and Goals - LORD ABBETT MID CAP STOCK FUND INC	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.